NOTE 5 - PROPERTY AND EQUIPMENT (TABLES)	28 Months Ended
Mar. 31, 2013
Note 5 - Property And Equipment Tables
Property and Equipment

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following as of:

	March 31, 2013	December 31, 2012	December 31, 2011

Equipment	$125,039	$125,039	$119,539
Factory equipment	15,800	15,800	15,800
Furniture and fixtures	7,888	7,888	7,888
Leasehold improvements	64,582	64,582	51,806
Tooling	477,467	476,936	409,216

Less accumulated depreciation	-244,085	-202,303	-44,495

Net property, plant and equipment	$446,691	$487,942	$559,754

Depreciation expense for the periods ended as follows amounted to:

	March 31, 2013	March 31, 2012	December 31, 2012	December 31, 2011

Depreciation Expense	$41,782	37,364	157,808	38n305